SHARE-BASED COMPENSATION - Narrative (Details) € / shares in Units, € in Thousands	1 Months Ended	3 Months Ended		12 Months Ended
	Apr. 30, 2017	Mar. 31, 2021 shares	Mar. 31, 2020 shares	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020 EUR (€) shares tranche company € / shares	Dec. 31, 2019 EUR (€) shares € / shares	Dec. 31, 2018 EUR (€) shares € / shares	Dec. 31, 2017 shares € / shares
Disclosure of terms and conditions of share-based payment arrangement [line items]
Expense from share-based payment transactions with employees | €						€ 17,401	€ 17,480	€ 22,491
Unrecognized compensation expense | €						€ 12,998
Common Shares
Disclosure of terms and conditions of share-based payment arrangement [line items]
Number of shares issued (in shares)						193,923,499	193,923,499
PSU and RSU Awards Under Equity Incentive Plan
Disclosure of terms and conditions of share-based payment arrangement [line items]
Performance period	5 years
PSUs
Disclosure of terms and conditions of share-based payment arrangement [line items]
Number of outstanding awards that had vested (Shares)						230,592	230,000	0
RSUs
Disclosure of terms and conditions of share-based payment arrangement [line items]
Number of outstanding awards that had vested (Shares)						50,402	40,000	0
PSU's, 2016 - 2020 Plan
Disclosure of terms and conditions of share-based payment arrangement [line items]
Number of equal vesting tranches | tranche						3
Number of outstanding awards that had vested (Shares)						(213,020)
Grant date share price (in Euros per share) | € / shares								€ 113.70	€ 66.85
RSU's, 2016 - 2020 Plan
Disclosure of terms and conditions of share-based payment arrangement [line items]
Number of instruments granted in share-based payment arrangement (shares)								10,000	119,000
Number of equal vesting tranches | tranche						3
PSU's, 2019 - 2021 Plan
Disclosure of terms and conditions of share-based payment arrangement [line items]
Number of instruments granted in share-based payment arrangement (shares)							174,000
Number of equal vesting tranches | tranche						3
Vesting percentages (percent)						100.00%	100.00%
Number of outstanding awards that had vested (Shares)						17,572
Percentage of Target Awards that Vest (percent)				76.00%	12.00%	12.00%
Grant date share price (in Euros per share) | € / shares							€ 122.60
PSU's, 2019 - 2021 Plan | Potential ordinary share transactions
Disclosure of terms and conditions of share-based payment arrangement [line items]
Number of outstanding awards that had vested (Shares)		80,510
RSU's, 2019- 2021 Plan
Disclosure of terms and conditions of share-based payment arrangement [line items]
Number of instruments granted in share-based payment arrangement (shares)							111,000
Number of equal vesting tranches | tranche						3
Number of outstanding awards that had vested (Shares)						18,892
RSU's, 2019- 2021 Plan | Potential ordinary share transactions
Disclosure of terms and conditions of share-based payment arrangement [line items]
Number of outstanding awards that had vested (Shares)			32,694
PSU's, 2020 - 2022 Plan
Disclosure of terms and conditions of share-based payment arrangement [line items]
Performance period	3 years
Grant date share price (in Euros per share) | € / shares						€ 142.95
Members of SMT and Key Leaders | PSU's, 2016 - 2020 Plan
Disclosure of terms and conditions of share-based payment arrangement [line items]
Number of instruments granted in share-based payment arrangement (shares)									237,000
Chief Executive Officer | PSU's, 2016 - 2020 Plan
Disclosure of terms and conditions of share-based payment arrangement [line items]
Number of instruments granted in share-based payment arrangement (shares)								21,000	450,000
Reserve of share-based payments | PSU's, 2016 - 2020 Plan | Common Shares
Disclosure of terms and conditions of share-based payment arrangement [line items]
Number of shares issued (in shares)						298,225
Tranche 1 | PSU's, 2016 - 2020 Plan
Disclosure of terms and conditions of share-based payment arrangement [line items]
Vesting percentages (percent)							100.00%
Number of outstanding awards that had vested (Shares)							230,282
Tranche 1 | RSU's, 2016 - 2020 Plan
Disclosure of terms and conditions of share-based payment arrangement [line items]
Number of outstanding awards that had vested (Shares)						40,087
Tranche 2 | PSU's, 2016 - 2020 Plan
Disclosure of terms and conditions of share-based payment arrangement [line items]
Vesting percentages (percent)							120.00%
Tranche 2 | RSU's, 2016 - 2020 Plan
Disclosure of terms and conditions of share-based payment arrangement [line items]
Number of outstanding awards that had vested (Shares)						(31,510)
Tranche 3 | PSU's, 2016 - 2020 Plan
Disclosure of terms and conditions of share-based payment arrangement [line items]
Vesting percentages (percent)							100.00%
Tranche 3 | RSU's, 2016 - 2020 Plan
Disclosure of terms and conditions of share-based payment arrangement [line items]
Number of outstanding awards that had vested (Shares)						(31,120)
Achievement of target TSR ranking | PSU's, 2020 - 2022 Plan
Disclosure of terms and conditions of share-based payment arrangement [line items]
Percentage of Target Awards that Vest (percent)						50.00%
Number of companies in industry specific peer group | company						8
Achievement of target | PSU's, 2020 - 2022 Plan
Disclosure of terms and conditions of share-based payment arrangement [line items]
Percentage of Target Awards that Vest (percent)						30.00%
Achievement of technological innovation and new model development | PSU's, 2020 - 2022 Plan
Disclosure of terms and conditions of share-based payment arrangement [line items]
Percentage of Target Awards that Vest (percent)						20.00%